PAYCHECK PROTECTION PROGRAM LOAN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2021
Debt Instrument [Line Items]
Proceeds from loan	$ 36,700
Ppp Loan Current			$ 36,700
Other income		$ 10,000
PPP Loan [Member]
Debt Instrument [Line Items]
Proceeds from loan		$ 36,700
Debt instrument, interest rate	1.00%